24F-2 NOTICE EDGAR FILING



1.   Name and address of issuer:

     Pioneer II
     60 State Street
     Boston, MA 02109-1820

2.   Name of each series or class of funds for which this notice is filed:

3.   Investment Company Act File Number:    811-1835
      Securities Act File Number:   2-32773
4.   Last day of fiscal year for which this notice is filed:  September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the fiscal year but before termination of the issuer's 24f-2 declar-ation. N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 72,147,595

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year.
      Shares:  16,161,878   Aggregate sale price: $340,052,281

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      Shares:  -0-     Aggregate sale price: $0.00

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
      Shares:  24,810,556  Aggregate sale price: $480,912,324

12. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during  the fiscal
          year in reliance on rule 24f-2 (from Item 10):   $0.00

     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                   N/A

     (iii)Aggregate price of shares redeemed or repurchas-
          ed during the fiscal year (if applicable):        N/A

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): N/A

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii) plus line (iv)] (if applicable): $0.00

     (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                 1/3300

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]: $0.00

Instruction:  Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year: See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission' Rules of Informal and Other Procedures (17 CFR 202.3a).

     [NO]

     Date of mailing or wire transfer of filing fees to the Commission's lock-box depository: N/A

                                   SIGNATURES

     This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)
     /s/Robert P. Nault
     Assistant Secretary

     Date:  November 25,  1996